REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Trade receivables, net	$ 8,006	$ 13,081
Deferred revenue, current	20,902	19,012
Deferred revenue, non-current	$ 10,697	$ 11,294